Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Aerospace & Defense - 0.5%
Karman Holdings, Inc. (A)	8,065	$ 416,961
Banks - 5.4%
Bank OZK	20,370	1,004,241
Cadence Bank	26,725	931,366
Home BancShares, Inc.	60,945	1,716,211
Triumph Financial, Inc. (A)	19,445	1,102,921
		4,754,739
Beverages - 1.0%
Celsius Holdings, Inc. (A)	19,460	882,316
Biotechnology - 2.9%
ADMA Biologics, Inc. (A)	136,450	2,551,615
Building Products - 4.7%
AAON, Inc. (B)	31,365	2,618,978
Simpson Manufacturing Co., Inc.	8,380	1,503,623
		4,122,601
Capital Markets - 2.2%
Lazard, Inc.	36,740	1,909,745
Commercial Services & Supplies - 3.8%
Casella Waste Systems, Inc., Class A (A)	21,665	2,355,635
MSA Safety, Inc.	5,570	990,736
		3,346,371
Construction & Engineering - 1.9%
WillScot Holdings Corp.	57,890	1,699,071
Consumer Staples Distribution & Retail - 1.9%
Sprouts Farmers Market, Inc. (A)	10,870	1,647,240
Diversified Consumer Services - 1.9%
OneSpaWorld Holdings Ltd.	73,890	1,634,447
Energy Equipment & Services - 2.6%
Aris Water Solutions, Inc., Class A	64,340	1,368,512
Oceaneering International, Inc. (A)	44,335	962,069
		2,330,581
Food Products - 1.9%
J & J Snack Foods Corp.	14,485	1,635,212
Ground Transportation - 2.1%
Saia, Inc. (A)	6,010	1,816,462
Health Care Equipment & Supplies - 3.9%
LeMaitre Vascular, Inc.	25,897	2,103,872
Merit Medical Systems, Inc. (A)	15,195	1,289,448
		3,393,320
Health Care Providers & Services - 4.3%
Chemed Corp.	4,300	1,772,890
HealthEquity, Inc. (A)	20,330	1,972,010
		3,744,900
Health Care Technology - 0.3%
Simulations Plus, Inc. (A)(B)	22,425	291,974
	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 6.2%
Texas Roadhouse, Inc.	20,470	$ 3,789,611
Wingstop, Inc.	4,470	1,686,710
		5,476,321
Household Durables - 3.0%
Champion Homes, Inc. (A)	14,920	908,628
TopBuild Corp. (A)	4,760	1,763,247
		2,671,875
Life Sciences Tools & Services - 7.0%
Medpace Holdings, Inc. (A)	3,625	1,548,600
Mesa Laboratories, Inc.	11,154	853,058
Repligen Corp. (A)	12,115	1,418,303
Stevanato Group SpA (B)	94,683	2,339,617
		6,159,578
Machinery - 4.0%
Federal Signal Corp.	27,850	3,524,974
Oil, Gas & Consumable Fuels - 5.5%
Excelerate Energy, Inc., Class A	93,945	2,410,629
Magnolia Oil & Gas Corp., Class A	40,575	966,496
Permian Resources Corp.	105,400	1,492,464
		4,869,589
Pharmaceuticals - 3.3%
ANI Pharmaceuticals, Inc. (A)	13,365	846,673
Ligand Pharmaceuticals, Inc. (A)	15,340	2,018,437
		2,865,110
Professional Services - 5.3%
Paylocity Holding Corp. (A)	12,900	2,384,952
UL Solutions, Inc., Class A	30,730	2,246,978
		4,631,930
Real Estate Management & Development - 1.7%
Jones Lang LaSalle, Inc. (A)	5,635	1,523,479
Semiconductors & Semiconductor Equipment - 1.2%
PDF Solutions, Inc. (A)	46,670	1,037,474
Software - 14.7%
Appfolio, Inc., Class A (A)	8,490	2,270,056
Guidewire Software, Inc. (A)	8,915	2,016,752
I3 Verticals, Inc., Class A (A)(B)	44,505	1,245,250
Monday.com Ltd. (A)	4,180	1,096,372
nCino, Inc. (A)(B)	36,905	1,030,572
Pegasystems, Inc.	72,375	4,249,136
Workiva, Inc. (A)	16,125	1,029,259
		12,937,397
Specialty Retail - 3.6%
Boot Barn Holdings, Inc. (A)	10,650	1,830,735
Warby Parker, Inc., Class A (A)	55,795	1,336,290
		3,167,025
Transamerica Funds

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.8%
Birkenstock Holding PLC (A)	13,885	$ 695,500
Total Common Stocks (Cost $65,181,653)		85,737,807

	Principal	Value
REPURCHASE AGREEMENT - 2.6%
Fixed Income Clearing Corp., 1.80% (C), dated 07/31/2025, to be repurchased at $2,327,733 on 08/01/2025. Collateralized by a U.S. Government Obligation, 3.75% due 04/30/2027, and with a value of $2,374,225.	$ 2,327,616	2,327,616
Total Repurchase Agreement (Cost $2,327,616)		2,327,616
Total Investments (Cost $67,509,269)		88,065,423
Net Other Assets (Liabilities) - (0.2)%		(202,291)
Net Assets - 100.0%		$ 87,863,132
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$85,737,807	$—	$—	$85,737,807
Repurchase Agreement	—	2,327,616	—	2,327,616
Total Investments	$85,737,807	$2,327,616	$—	$88,065,423
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $7,448,017, collateralized by non-cash collateral, such as U.S.
government securities of $7,618,485. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at July 31, 2025.
(D)
There were no transfers in or out of Level 3 during the period ended July 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds

Transamerica Small Cap Growth

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Small Cap Growth (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds